INCOME TAX AND DEFERRED TAX ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
INCOME TAX AND DEFERRED TAX ASSETS
INCOME TAX AND DEFERRED TAX ASSETS

NOTE 5 – INCOME TAX AND DEFERRED TAX ASSETS

The Company and its subsidiaries and the VIE have no presence in the United States and does not conduct business in the United States, so no United States income tax is imposed upon the Company and its subsidiaries and the VIE.

MDJM was incorporated under the laws of the Cayman Islands. Under the current laws of the Cayman Islands, the Company and its subsidiaries are not subject to income tax or capital gains tax. In addition, dividends paid by the Company to its shareholders are not subject to Cayman Islands withholding tax. For the six months ended June 30, 2025, MDJM reported net income of $154,412, which primarily resulted from a $770,352 gain on the revaluation of warrants and a $157,555 gain from the deconsolidation of a variable interest entity (VIE), partially offset by operating expenses. As the Company is not subject to income taxes in its jurisdiction of incorporation, no provision for current or deferred income tax has been recorded in the accompanying unaudited condensed consolidated financial statements.

MDJM Hong Kong was incorporated under the laws of Hong Kong and is subject to the uniform tax rate of 16.5%. Under Hong Kong tax law, it is exempted from the Hong Kong income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on the remittance of dividends. MDJM Hong Kong did not have significant activities in Hong Kong for the six months ended June 30, 2025 and 2024.

MDJM UK and Mansion were incorporated in the UK. A UK company is subject to UK corporation tax on its income and capital profits. The normal rate of corporation tax is 19% for the financial year beginning April 1, 2021 and will be maintained at this rate for the financial year beginning April 1, 2022. From April 1, 2023, the main rate of corporation tax increased from 19% to 25%, and a new 19% small profits rate of corporation tax was introduced for companies whose profits do not exceed 50,000 pounds sterling (GBP).

The Group conducted substantially all of its business in the PRC through its VIE and subsidiaries prior to the fiscal year ended December 31, 2024. The operating entities located in the PRC were subject to PRC income taxes, a standard tax rate of 25%. At the beginning of 2019, China State Administration of Taxation issued an income tax abatement policy to small business with taxable income less than RMB 3 million, number of employees less than 300, and total assets less than RMB 50 million for the tax periods from January 1, 2019 to December 31, 2021. According to the tax abatement policy, the income tax rate was reduced to 5% for small businesses with a taxable income less than RMB 1 million, the income tax rate was reduced to 10% for small business with taxable income from RMB 1 million to RMB 3 million. From January 1, 2022 to December 31, 2027, income tax rate is 5% for small business with taxable income between RMB 1 million to 3 million. The Group is qualified to receive the above tax abatement.

The Group adopted ASC 740-10-25 Accounting for Uncertainty in Income Taxes and such adoption did not have any material impact on the accompanying consolidated financial statements. Prior to the fiscal year ended December 31, 2024, the Group, through its Chinese subsidiary and VIE, was principally engaged in the business located in the PRC and, therefore, was subject to income taxes in the PRC. Tax regulations are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. All tax positions taken, or expected to be taken, continue to be more likely than not ultimately settled at the full amount claimed. The Company’s tax filings are subject to the PRC tax bureau’s examination for a period of up to five years. The Company is not currently under any examination by the PRC tax bureau.

Deferred income tax assets are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be reversed or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of comprehensive income in the period of the enactment of the change.

There was no provision for income tax for the six months ended June 30, 2025 and 2024.

Deferred tax assets were as follows:

	June 30,		December 31,
Deferred Tax Assets:	2025		2024
Allowance for CECL - trade receivable		$14	$—
Net operating loss - China		3,438	633,856
Net operating loss - UK		194,762	148,523
Deferred tax assets		198,214	782,379
Valuation allowance		(198,214)	(782,379)
Net deferred tax assets		$—	$—

The Company deconsolidated the VIE from its unaudited condensed consolidated financial statements on March 5, 2025. As a result, approximately $2.4 million of accumulated net operating losses were removed from the deferred tax asset calculation.

Reconciliation of the statutory income tax rate and the Company’s effective income tax rate for the six months ended June 30, 2025 and 2024, respectively, were as follows:

	June 30,	June 30,
	2025	2024
China
Hong Kong statutory income tax rate	16.50%	16.50%
Valuation allowance recognized with respect to the loss in Hong Kong Company	(16.50)%	(16.50)%
PRC statutory income tax rate	25.00%	25.00%
Valuation allowance recognized with respect to the loss in PRC Company	(25.00)%	(25.00)%
Effect of valuation and deferred tax adjustments	0.00%	0.00%
Effective rate	0.00%	0.00%

United Kingdom
UK statutory income tax rate	19.00%	19.00%
Valuation allowance recognized with respect to the loss in UK	(19.00)%	(19.00)%
Effect of valuation and deferred tax adjustments	0.00%	0.00%
Effective rate	0.00%	0.00%

Aggregate undistributed earnings of the Company’s subsidiaries, the VIE, and the VIE’s subsidiaries located in the PRC that were available for distribution on June 30, 2025 and 2024 were considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to any entity within the Company that is outside of the PRC. The Company does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future. It intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. As of June 30, 2025 and December 31, 2024, the Company had not declared any dividends.

As of June 30, 2025, the Company had no significant uncertain tax positions that qualified for either recognition or disclosure in the financial statements. As of June 30, 2025, income tax returns for the tax years ended December 31, 2020 through December 31, 2024 remained open for statutory examination by PRC tax authorities.

The uncertain tax positions are related to tax years that remain subject to examination by the relevant tax authorities. Based on the outcome of any future examinations, or as a result of the expiration of statute of limitations for specific jurisdictions, it is reasonably possible that the related unrecognized tax benefits for tax positions taken regarding previously filed tax returns, might materially change from those recorded as liabilities for uncertain tax positions in the Company’s condensed consolidated financial statements as of June 30, 2025. In addition, the outcome of these examinations may impact on the valuation of certain deferred tax assets (such as net operating losses) in future periods. The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits, if any, as a component of income tax expense. The Company does not anticipate any significant increases or decreases in its liability for unrecognized tax benefit within the next 12 months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 (approximately $14,000) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion.

The tax authority of the PRC government conducts periodic and tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. Therefore, the Company’s PRC entities’ tax filings results are subject to change. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s PRC entities’ tax filings, which may lead to additional tax liabilities.

ASC 740 requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. The management evaluated the Company’s tax positions and concluded that no provision for uncertainty in income taxes was necessary for the six months ended June 30, 2025 and 2024.

NOTE 5 – INCOME TAX AND DEFERRED TAX ASSETS

The Company and its subsidiaries and the VIE have no presence in the United States and does not conduct business in the United States, so no United States income tax is imposed upon the Company and its subsidiaries and the VIE.

MDJM was incorporated under the laws of the Cayman Islands. Under the current laws of the Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

MDJM Hong Kong was incorporated under the laws of Hong Kong and is subject to the uniform tax rate of 16.5%. Under Hong Kong tax law, it is exempted from the Hong Kong income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on the remittance of dividends. MDJM Hong Kong did not have significant activities in Hong Kong for the years ended December 31, 2024, 2023, and 2022.

MDJM UK and Mansions were incorporated in the UK. A UK company is subject to UK corporation tax on its income and capital profits. The normal rate of corporation tax is 19% for the financial year beginning April 1, 2021 and will be maintained at this rate for the financial year beginning April 1, 2022. From 1 April 2023, the main rate of corporation tax increased from 19% to 25%, and a new 19% small profits rate of corporation tax was introduced for companies whose profits do not exceed 50,000 pounds sterling (GBP).

The Group conducted substantially all of its business in the PRC through its VIE and subsidiaries prior to the fiscal year ended December 31, 2024. The operating entities located in the PRC were subject to PRC income taxes, a standard tax rate of 25%. At the beginning of 2019, China State Administration of Taxation issued an income tax abatement policy to small business with taxable income less than RMB 3 million, number of employees less than 300, and total assets less than RMB 50 million for the tax periods from January 1, 2019 to December 31, 2021. According to the tax abatement policy, the income tax rate was reduced to 5% for small businesses with a taxable income less than RMB 1 million, the income tax rate was reduced to 10% for small business with taxable income from RMB 1 million to RMB 3 million. In 2022, a new tax abatement policy was issued. From January 1, 2022 to December 31, 2022, the income tax rate was 2.5% for small business with taxable income under RMB 1 million; From January 1, 2022 to December 31, 2024, the income tax rate is 5% for small business with taxable income between RMB 1 million to 3 million. The Group is qualified to receive the above tax abatement.

The Group adopted ASC 740-10-25 Accounting for Uncertainty in Income Taxes and such adoption did not have any material impact on the accompanying consolidated financial statements. Prior to the fiscal year ended December 31, 2024, the Group through its Chinese subsidiary and VIE were principally engaged in the business located in the PRC and therefor, were subject to income taxes in the PRC. Tax regulations are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. All tax positions taken, or expected to be taken, continue to be more likely than not ultimately settled at the full amount claimed. The Company’s tax filings are subject to the PRC tax bureau’s examination for a period of up to five years. The Company is not currently under any examination by the PRC tax bureau.

Deferred income tax assets are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be reversed or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of comprehensive income in the period of the enactment of the change.

The provision for income tax for the years ended December 31, 2024, 2023, and 2022 were as follows:

	2024	2023	2022
Current	$—	$—	$—
Deferred tax adjustment	—	10,835	3,020
Total income tax	$—	$10,835	$3,020

Deferred tax assets and liabilities were as follows:

	December 31,	December 31,
Deferred Tax Assets (Liabilities):	2024	2023
Accounts receivable, net	$—	$11,800
Net operating loss – China	633,856	475,900
Net operating loss - UK	148,523	110,215
Deferred tax assets	782,379	597,915
Valuation allowance	(782,379)	(597,915)
Net deferred tax assets (liabilities)	$—	$—

Reconciliation of the statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2024, 2023, and 2022, respectively, were as follows:

	2024	2023	2022
China
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%
Valuation allowance recognized with respect to the loss in Hong Kong Company	(16.50)%	(16.50)%	(16.50)%
PRC statutory income tax rate	25.00%	25.00%	25.00%
Valuation allowance recognized with respect to the loss in PRC Company	(25.00)%	(25.00)%	(25.00)%
Effect of valuation and deferred tax adjustments	0.00%	(1.65)%	0.00%
Effective rate	0.00%	(1.65)%	0.00%

United Kingdom
UK statutory income tax rate	19.00%	19.00%	19.00%
Valuation allowance recognized with respect to the loss in UK	(19.00)%	(19.00)%	(19.00)%
Effect of valuation and deferred tax adjustments	0.00%	0.00%	(1.65)%
Effective rate	0.00%	0.00%	(1.65)%

Aggregate undistributed earnings of the Company’s subsidiaries, the VIE, and the VIE’s subsidiaries located in the PRC that were available for distribution on December 31, 2024, 2023, and 2022 were considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to any entity within the Company that is outside of the PRC. The Company does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future. It intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. As of December 31, 2024 and 2023, the Company had not declared any dividends.

As of December 31, 2024, the Company had no significant uncertain tax positions that qualified for either recognition or disclosure in the financial statements. As of December 31, 2024, income tax returns for the tax years ended December 31, 2019 through December 31, 2023 remained open for statutory examination by PRC tax authorities.

The uncertain tax positions are related to tax years that remain subject to examination by the relevant tax authorities. Based on the outcome of any future examinations, or as a result of the expiration of statute of limitations for specific jurisdictions, it is reasonably possible that the related unrecognized tax benefits for tax positions taken regarding previously filed tax returns, might materially change from those recorded as liabilities for uncertain tax positions in the Company’s consolidated financial statements as of December 31, 2024. In addition, the outcome of these examinations may impact the valuation of certain deferred tax assets (such as net operating losses) in future periods. The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits, if any, as a component of income tax expense. The Company does not anticipate any significant increases or decreases in its liability for unrecognized tax benefit within the next 12 months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 (approximately $14,000) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion.

The tax authority of the PRC government conducts periodic and tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. Therefore, the Company’s PRC entities’ tax filings results are subject to change. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s PRC entities’ tax filings, which may lead to additional tax liabilities.

ASC 740 requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. The management evaluated the Company’s tax positions and concluded that no provision for uncertainty in income taxes was necessary as of December 31, 2024 and 2023.